Selected Statements of Comprehensive Loss Data (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses [Abstract]
Subcontractors and consultants	$ 551	$ 765
Share based compensation	600
Laboratory services	27	11	$ 6
Total	$ 1,178	$ 776